Loans Receivable - Schedule of Loans Receivable Recognized (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Loans Receivable Recognized [Abstract]
Balance beginning	$ 955,022
Addition	643,030
Interest Receivable	92,638
Cash payment	(347)
Impact on loss of control of Canmart	(592,713)
Termination of loans to First Towers’ including interest, pursuant to the acquisition	(868,591)
Write-off of loans to Halo	(235,686)
Movement in exchange rates	6,647
Balance ending